UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                --------------------------------

Check here if Amendment [ ] ; Amendment Number:   _________________
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     John C. Bennett Jr.
          -------------------------------------
Address:  One Logan Square
          -------------------------------------
          24th Floor
          -------------------------------------
          18th and Cherry Streets
          -------------------------------------
          Philadelphia, PA  19103-6996
          -------------------------------------

Form 13F File Number:  28-10248
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
           -----------------------------------
Title:     Associate
           -----------------------------------
Phone:     (202) 778-9191
           -----------------------------------

Signature, Place, and Date of Signing:

 /s/ Mehrdad Mehrespand as attorney-in-fact    Washington, D.C.     May __, 2003
 ------------------------------------------  --------------------  -------------
               [Signature]                      [City, State]         [Date]

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[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number   Name

  28-    04580           PNC Bank Delaware
  28-    07144           Wachovia Bank, N.A.
  28-    00694           JP Morgan Chase & Co.
  28-    03545           Brown Brothers Harriman & Co.
       ---------------   ---------------------------

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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4
                                         ------------------------

Form 13F Information Table Entry Total   2
                                         ------------------------

Form 13F Information Table Value Total:  $5,350
                                         ------------------------
                                               (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.       Form 13F File Number      Name

   1         2804580                   PNC Bank Delaware
   ----      ----------------------    -----------------------------------------

   2         2807144                   Wachovia Bank, N.A.
   ----      ----------------------    -----------------------------------------

   3         2800694                   JP Morgan Chase & Co.
   ----      ----------------------    -----------------------------------------

   4         2803545                   Brown Brothers Harriman & Co.
   ----      ----------------------    -----------------------------------------



                                                     FORM 13-F INFORMATION TABLE

   COLUMN 1      COLUMN 2     COLUMN 3      COLUMN 4           COLUMN 5           COLUMN 6       COLUMN 7          COLUMN 8
-------------  ------------- ----------   -------------  ----------------------- -----------    ----------   -----------------------

                                                VALUE     SHRS OR   SH/     PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS       CUSIP    (x$1000)   PRN AMT   PRN     CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
--------------  ----------------     -------  ---------- --------- -----   ------  ------------ ----------  ----   ------   --------

3MCO             Common             88579Y101   $223     1,700      SH              Sole                    100

                                                                                    Shared-other    2,3            1,600

International    Common             459200101   $5,127   80,600     SH              Sole                    200
Business Machs
                                                                                    Shared-other    1              80,400
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